Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	12 Months Ended
	Apr. 10, 2017	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
C000016333 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 17,938	$ 16,533	$ 15,330	$ 14,016	$ 13,603	$ 14,849	$ 12,575	$ 11,655	$ 11,148	$ 10,588
C000016335 [Member]
Account Value [Line Items]
Accumulated Value		10,000		18,296	16,860	15,575	14,212	13,766	15,020	12,674	11,723	11,211	10,627
C000016334 [Member]
Account Value [Line Items]
Accumulated Value		9,425		16,496	15,266	14,166	12,982	12,632	13,847	11,755	10,923	10,474	9,972
C000016338 [Member]
Account Value [Line Items]
Accumulated Value		10,000		16,229	15,131	14,172	13,078	12,814	14,140	12,095	11,328	10,952	10,503
C000016332 [Member]
Account Value [Line Items]
Accumulated Value		10,000		17,057	15,841	14,758	13,556	13,197	14,508	12,337	11,490	11,063	10,555
C000189656 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,342	17,792	16,397	15,176	13,850	13,416	14,636	12,353	11,428	10,910
C000131621 [Member]
Account Value [Line Items]
Accumulated Value		10,000		18,571	17,090	15,763	14,362	13,890	15,133	12,773	11,796	11,245	10,643
C000016325 [Member]
Account Value [Line Items]
Accumulated Value		10,000		21,790	19,525	17,717	15,918	15,033	16,697	13,391	12,351	11,835	10,971
C000016327 [Member]
Account Value [Line Items]
Accumulated Value		10,000		22,281	19,928	18,048	16,186	15,230	16,885	13,515	12,440	11,899	11,010
C000016326 [Member]
Account Value [Line Items]
Accumulated Value		9,425		20,060	18,008	16,374	14,766	13,953	15,548	12,490	11,561	11,104	10,317
C000016330 [Member]
Account Value [Line Items]
Accumulated Value		10,000		19,775	17,893	16,394	14,891	14,166	15,899	12,868	12,007	11,623	10,876
C000016331 [Member]
Account Value [Line Items]
Accumulated Value		10,000		20,757	18,682	17,029	15,404	14,581	16,303	13,123	12,177	11,722	10,927
C000189655 [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,467	21,143	18,939	17,129	15,362	14,456	16,048	12,829	11,828	11,312
C000131620 [Member]
Account Value [Line Items]
Accumulated Value		10,000		22,588	20,168	18,232	16,349	15,358	17,001	13,582	12,481	11,919	11,011
C000016319 [Member]
Account Value [Line Items]
Accumulated Value		10,000		25,702	22,449	19,997	17,708	16,343	18,237	14,024	12,888	12,397	11,269
C000016321 [Member]
Account Value [Line Items]
Accumulated Value		10,000		26,231	22,853	20,312	17,950	16,542	18,438	14,137	12,974	12,449	11,298
C000016320 [Member]
Account Value [Line Items]
Accumulated Value		9,425		23,612	20,667	18,461	16,391	15,160	16,965	13,082	12,048	11,622	10,586
C000016324 [Member]
Account Value [Line Items]
Accumulated Value		10,000		23,246	20,505	18,440	16,504	15,382	17,341	13,468	12,494	12,140	11,162
C000016318 [Member]
Account Value [Line Items]
Accumulated Value		10,000		24,452	21,452	19,207	17,091	15,868	17,806	13,742	12,705	12,274	11,220
C000189654 [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,571	24,547	21,387	19,012	16,804	15,464	17,237	13,234	12,129	11,654
C000131619 [Member]
Account Value [Line Items]
Accumulated Value		10,000		26,632	23,150	20,559	18,157	16,701	18,567	14,220	13,025	12,492	11,318
MSCI ACWI IMI [Member]
Account Value [Line Items]
Accumulated Value		10,000		31,119	25,451	22,119	19,005	16,887	18,976	14,092	13,281	13,014	11,706
Bloomberg U.S. Aggregate [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		11,431	11,130	10,766	10,243	10,600	11,664	11,746	10,666	9,869	$ 9,949
MSCI ACWI IMI (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,742	28,557	23,355	20,297	17,440	15,496	17,413	12,932	12,187	11,943
Bloomberg U.S. Aggregate (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,164	$ 11,678	$ 11,370	$ 10,998	$ 10,465	$ 10,829	$ 11,916	$ 12,000	$ 10,897	$ 10,082